Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN FIDELITY DUAL STRATEGY FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
AMERICAN FIDELITY DUAL STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of the American Fidelity Dual Strategy Fund (the “Fund”) is long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is to generate current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The information below reflects the fees and expenses that the Fund incurs. The Fund’s fees and expenses will impact your investment. Because you may only invest indirectly in the Fund either by purchasing a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan, your investment may also be impacted by fees imposed by the separate account. The following information does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dual Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dual Strategy Fund for the time periods indicated and that your investment has a 5% return each year. The Example also assumes that the Fund’s operating expenses remain the same. Because the Fund does not charge you a fee when you redeem shares, the costs shown below would remain the same regardless of whether or not you redeemed your shares at the end of each period. Although your actual costs may be higher or lower than the costs in the Example, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This Example does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Investment Strategy, Risks and Performance Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies, the majority of which are income producing. The Fund also may invest in American Depository Receipts, which represent shares of stock of foreign companies.

The Fund has four sub-advisors that independently manage a portion of the Fund’s portfolio using different investment strategies.  The approach of two of the sub-advisors (Boston Advisors, LLC (“Boston Advisors”) and The Renaissance Group LLC (“Renaissance”)) is growth oriented and generally focuses on purchasing stock of companies that exhibit above average earnings and capital growth.  The other two sub-advisors (Beck, Mack & Oliver LLC (“BM&O”) and WEDGE Capital Management L.L.P. (“Wedge”)) are “value” sub-advisors, generally focusing on undervalued equity securities with large capitalizations.

To facilitate the Fund achieving its investment objectives, the Fund retains sub-advisors with different principal investment strategies.  Each of the Fund’s sub-advisors follows its own particular strategy with regard to the portion of the Fund’s assets under its management, as described below.  In addition, the sub-advisors are contractually obligated to adhere to the Fund’s fundamental and non-fundamental investment policies.

Growth Sub-Advisors

Boston Advisors’ primary objective is to generate growth of capital, and it invests in stocks of companies with a market capitalization of greater than $1 billion and earnings expected to grow faster than the market average.  Boston Advisors uses a proprietary process to compare and rank companies, with the primary objective of generating growth of capital.

Renaissance focuses on stocks that have and are expected to continue experiencing above average earnings growth.  Using the Renaissance financial models, Renaissance’s buy discipline requires (1) an analysis of the profitability and financial strength of a company, (2) scoring and ranking of other factors, and (3) overall assessment of the company and its opportunity for growth.  Renaissance’s sell discipline is a function of its quantitative scoring and ranking process, and any security falling below the 40th percentile is reviewed for sale to be potentially replaced with a more highly ranked security chosen from the top 20th percentile of the strategy’s universe.

Value Sub-Advisors

BM&O relies primarily on fundamental analysis to identify companies that, in its judgment, are undervalued, financially strong and possess high quality assets and above average appreciation potential.  In this manner, BM&O aims to purchase portfolio securities at low price levels relative to earnings and valuations.

		WEDGE employs a series of models to analyze the largest 1,000 companies traded in the U.S. and identify undervalued stocks that are beginning to show visible signs of life. All buy, hold and sell decisions are reviewed for accuracy of data and current developments that might alter the quantitative analysis, but WEDGE will not over-ride the model with subjective judgment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on changes in the value of the Fund’s investments, the Fund’s shares will rise and fall in value, affecting the Fund’s total return to investors. You may lose money on your investment in the Fund. Below is a summary of the principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to adversely affect the Fund’s net asset value and total return.

The Fund’s stock holdings may decline in value because of changes in price of a particular stock or a broad stock market decline.  The value of a security may decline, and common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy.  Additionally, any investment by the Fund in American Depository Receipts is subject to currency, political, economic and social risks that are more often associated with direct investments in foreign securities than with investments in common stocks of U.S. companies.

Different types of stocks (such as growth stocks and value stocks) may shift in and out of favor, depending on market and economic conditions.  The Fund’s “dual strategy” approach may potentially limit the downside risk of the Fund, but it may also produce more modest gains over the long run than a single investment strategy would.

		The Fund’s success depends on the success of its portfolio holdings. There is a risk that a stock selected for its growth potential will not perform as expected and its price will decline or not increase. Likewise, a value stock may never reach its perceived full value or it may not have been undervalued when purchased, and large company value stocks may react more slowly to change than small cap stocks. Additionally, if earnings of companies in which the Fund invests are not achieved, and dividends are reduced or discontinued, it will negatively impact the ability of the Fund’s equity securities to generate income.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s performance has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The Average Annual Total Returns table shows the Fund’s performance over time compared with that of the Standard and Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock

		Please note that the performance information presented here does not reflect insurance, sales, administrative or other charges at the separate account level. Performance would be lower if charges assessed by participating separate accounts were reflected. Additionally, although the performance information on this page may help you evaluate the Fund’s risks and potential rewards, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Current performance may be lower or higher than the performance presented here. Performance data current to the most recent month-end and quarter-end may be obtained at 1.800.662.1106 or at www.americanfidelity.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s performance has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows the Fund’s performance over time compared with that of the Standard and Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.662.1106
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanfidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Additionally, although the performance information on this page may help you evaluate the Fund’s risks and potential rewards, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INVESTMENT RESULTS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Please note that the performance information presented here does not reflect insurance, sales, administrative or other charges at the separate account level. Performance would be lower if charges assessed by participating separate accounts were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.24%, 3rd Quarter 2009 Lowest Quarterly Return: -22.74%, 4th Quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
AMERICAN FIDELITY DUAL STRATEGY FUND | American Fidelity Dual Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	279
10 Years	rr_ExpenseExampleYear10	627
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	279
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 627
2004	rr_AnnualReturn2004	8.16%
2005	rr_AnnualReturn2005	3.66%
2006	rr_AnnualReturn2006	9.89%
2007	rr_AnnualReturn2007	9.90%
2008	rr_AnnualReturn2008	(38.60%)
2009	rr_AnnualReturn2009	25.01%
2010	rr_AnnualReturn2010	18.73%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	16.38%
2013	rr_AnnualReturn2013	32.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
1 Year	rr_AverageAnnualReturnYear01	32.51%
5 Years	rr_AverageAnnualReturnYear05	18.03%
10 Years	rr_AverageAnnualReturnYear10	6.65%
AMERICAN FIDELITY DUAL STRATEGY FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
AMERICAN FIDELITY DUAL STRATEGY FUND | Russell 1000
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%